REVENUE (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Summary of Disaggregated Revenue by Market Based on Location, Monetization Type and Product Type
The Group presents revenue as disaggregated by market based on the location of online gamblers for performance marketing and location of clients for subscription and advertising services as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
U.K. and Ireland	8,364	6,718	16,891	12,993
Other Europe	2,812	2,083	5,582	4,033
North America	13,361	6,221	27,504	16,860
Rest of the world	1,435	902	2,687	1,623
Total revenues	25,972	15,924	52,664	35,509
The Group presents disaggregated revenue by monetization type as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Performance marketing	20,766	12,292	42,537	28,693
Subscription	959	744	2,123	1,553
Advertising and other	4,247	2,888	8,004	5,263
Total revenues	25,972	15,924	52,664	35,509
The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Casino	17,541	12,010	34,613	22,452
Sports	8,394	3,781	17,588	12,824
Other	37	133	463	233
Total revenues	25,972	15,924	52,664	35,509

Explanation of significant changes in contract assets and contract liabilities
The following table provides contract assets and contract liabilities from contracts with customers:

	As of June 30, 2023	As of December 31, 2022
Contract assets	167	575
Contract liabilities	(1,784)	(1,692)
Below is the carrying amount of the Group’s contract liabilities and the movements during the six months ended June 30, 2023:

Six Months Ended June 30,
2023
As of January 1, 2023	1,692
Amounts included in contract liabilities that was recognized as revenue during the period	(3,225)
Cash received in advance of performance and not recognized as revenue during the period	3,317
As of June 30, 2023	1,784